Capital Lease (Details Narrative) - Vendor [Member] - 24 Installments [Member] - USD ($)	Jun. 17, 2020	Jun. 14, 2020	Sep. 30, 2020
Payments for capital lease	$ 44,722
Monthly rent expense	$ 1,819
Outstanding balance of capital lease			$ 34,987
June Fourteen Two Thousand Twenty Purchase Equipment Agreement [Member]
Payments for capital lease		$ 44,722
Monthly rent expense		$ 1,819
Outstanding balance of capital lease			$ 36,771